Long-Term Investment - Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Equity pick-up from equity investees	$ (0.4)	$ 45.0
Maverix
Disclosure of associates [line items]
Balance of investment, beginning of period	121.2	77.4
Equity pick-up from equity investees		0.4
Dividends received		0.3
Loss of significant influence		47.2
Investment revaluation reserve fair value adjustment		(3.5)
Investment revaluation reserve fair value adjustment	3.5
Shares returned	(124.7)
Balance of investment, end of period	0.0	121.2
Triple Flag
Disclosure of associates [line items]
Shares returned	(53.0)
Shares received	53.0
FVTOCI | Maverix
Disclosure of associates [line items]
Balance of investment, beginning of period	121.2	0.0
Equity pick-up from equity investees		0.0
Dividends received		0.0
Loss of significant influence		124.7
Investment revaluation reserve fair value adjustment		(3.5)
Investment revaluation reserve fair value adjustment	3.5
Shares returned	(124.7)
Balance of investment, end of period	0.0	121.2
FVTOCI | Triple Flag
Disclosure of associates [line items]
Shares returned	(53.0)
Shares received	53.0
Investment in Associate | Maverix
Disclosure of associates [line items]
Balance of investment, beginning of period	0.0	77.4
Equity pick-up from equity investees		0.4
Dividends received		0.3
Loss of significant influence		(77.5)
Investment revaluation reserve fair value adjustment		0.0
Investment revaluation reserve fair value adjustment	0.0
Shares returned	0.0
Balance of investment, end of period	0.0	$ 0.0
Investment in Associate | Triple Flag
Disclosure of associates [line items]
Shares returned	0.0
Shares received	$ 0.0